Net Income (Loss) per Ordinary Share - Computation of basic and diluted net loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)	$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Net income (loss) attributable to ordinary shareholders	$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Shares (Denominator):
Weighted average number of ordinary shares outstanding, Basic (in shares)	3,080,332,924	3,155,082,983	1,464,257,884
Weighted average number of ordinary shares outstanding, Diluted (in shares)	3,080,332,924	3,155,082,983	1,591,094,630
Net income (loss) per share-basic and diluted	$ (0.02)	$ (0.01)	$ 0.003